Schedule of Investments(a)
September 30, 2021
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–98.42%
Aerospace & Defense–5.22%
General Dynamics Corp.	98,054	$19,221,526
Raytheon Technologies Corp.	439,649	37,792,228
Textron, Inc.	394,421	27,534,530
		84,548,284
Apparel Retail–1.61%
TJX Cos., Inc. (The)	394,929	26,057,415
Application Software–0.76%
Splunk, Inc.(b)	84,844	12,277,775
Automobile Manufacturers–3.38%
General Motors Co.(b)	1,040,688	54,854,665
Building Products–1.71%
Johnson Controls International PLC	407,731	27,758,327
Cable & Satellite–2.68%
Charter Communications, Inc., Class A(b)	29,894	21,749,678
Comcast Corp., Class A	386,619	21,623,601
		43,373,279
Casinos & Gaming–0.70%
Las Vegas Sands Corp.(b)	311,813	11,412,356
Commodity Chemicals–0.46%
Dow, Inc.	128,365	7,388,689
Communications Equipment–2.11%
Cisco Systems, Inc.	627,129	34,134,632
Construction & Engineering–1.25%
Quanta Services, Inc.(c)	177,956	20,254,952
Consumer Finance–1.69%
American Express Co.	163,700	27,424,661
Data Processing & Outsourced Services–1.10%
Fiserv, Inc.(b)	164,253	17,821,451
Distillers & Vintners–1.01%
Diageo PLC (United Kingdom)	340,356	16,399,391
Diversified Banks–7.07%
Bank of America Corp.	1,207,969	51,278,284
Wells Fargo & Co.	1,364,115	63,308,577
		114,586,861
Electric Utilities–2.86%
American Electric Power Co., Inc.	158,426	12,861,023
Duke Energy Corp.	99,455	9,705,813
Exelon Corp.	272,783	13,186,330
FirstEnergy Corp.	295,692	10,532,549
		46,285,715
Electrical Components & Equipment–0.90%
Emerson Electric Co.	154,642	14,567,276
Shares		Value
Electronic Components–0.89%
Corning, Inc.	394,756	$14,404,646
Electronic Manufacturing Services–0.97%
TE Connectivity Ltd.	114,335	15,689,049
Fertilizers & Agricultural Chemicals–1.31%
Corteva, Inc.	503,119	21,171,248
Food Distributors–1.99%
Sysco Corp.	213,262	16,741,067
US Foods Holding Corp.(b)	448,406	15,541,752
		32,282,819
Gold–0.67%
Barrick Gold Corp. (Canada)(c)	597,558	10,785,922
Health Care Distributors–1.11%
McKesson Corp.	90,653	18,074,395
Health Care Equipment–2.08%
Medtronic PLC	166,712	20,897,349
Zimmer Biomet Holdings, Inc.	87,807	12,851,433
		33,748,782
Health Care Facilities–0.74%
Universal Health Services, Inc., Class B	86,782	12,008,025
Health Care Services–2.26%
Cigna Corp.	100,805	20,177,129
CVS Health Corp.	194,287	16,487,195
		36,664,324
Home Improvement Retail–0.68%
Kingfisher PLC (United Kingdom)	2,440,036	11,039,341
Hotels, Resorts & Cruise Lines–1.49%
Booking Holdings, Inc.(b)	10,145	24,082,911
Industrial Machinery–0.92%
Parker-Hannifin Corp.	53,284	14,899,272
Insurance Brokers–0.86%
Willis Towers Watson PLC	60,040	13,956,898
Integrated Oil & Gas–1.33%
Chevron Corp.	213,254	21,634,618
Investment Banking & Brokerage–5.49%
Charles Schwab Corp. (The)	299,326	21,802,906
Goldman Sachs Group, Inc. (The)	92,168	34,842,269
Morgan Stanley	332,246	32,330,858
		88,976,033
IT Consulting & Other Services–2.64%
Cognizant Technology Solutions Corp., Class A	577,439	42,851,748
Managed Health Care–1.12%
Anthem, Inc.	48,865	18,216,872

See accompanying notes which are an integral part of this schedule.
Invesco V.I. Growth and Income Fund

Shares		Value
Movies & Entertainment–3.16%
Netflix, Inc.(b)	34,051	$20,782,687
Walt Disney Co. (The)(b)	179,462	30,359,587
		51,142,274
Multi-line Insurance–2.84%
American International Group, Inc.	838,763	46,039,701
Oil & Gas Exploration & Production–5.40%
Canadian Natural Resources Ltd. (Canada)	437,972	16,013,330
ConocoPhillips	439,748	29,801,722
Devon Energy Corp.	655,675	23,283,019
Pioneer Natural Resources Co.	110,253	18,358,227
		87,456,298
Other Diversified Financial Services–0.92%
Voya Financial, Inc.	241,761	14,841,708
Pharmaceuticals–6.42%
Bristol-Myers Squibb Co.	320,921	18,988,896
GlaxoSmithKline PLC (United Kingdom)	658,151	12,422,938
Johnson & Johnson	85,307	13,777,080
Merck & Co., Inc.	334,132	25,096,655
Pfizer, Inc.	306,018	13,161,834
Sanofi (France)	214,374	20,636,623
		104,084,026
Railroads–2.03%
CSX Corp.	1,108,166	32,956,857
Real Estate Services–2.82%
CBRE Group, Inc., Class A(b)	469,163	45,677,710
Regional Banks–5.73%
Citizens Financial Group, Inc.	827,970	38,898,031
PNC Financial Services Group, Inc. (The)	116,269	22,746,867
Truist Financial Corp.	531,700	31,184,205
		92,829,103
Semiconductors–4.11%
Intel Corp.	533,924	28,447,471
NXP Semiconductors N.V. (China)	99,081	19,406,995
Shares		Value
Semiconductors–(continued)
QUALCOMM, Inc.	145,162	$18,722,995
		66,577,461
Specialty Chemicals–0.77%
Axalta Coating Systems Ltd.(b)	428,485	12,507,477
Tobacco–2.29%
Philip Morris International, Inc.	392,323	37,188,297
Wireless Telecommunication Services–0.87%
Vodafone Group PLC (United Kingdom)	9,277,377	14,033,330
Total Common Stocks & Other Equity Interests (Cost $1,113,775,723)		1,594,966,874
Money Market Funds–1.69%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(d)(e)	10,009,325	10,009,325
Invesco Liquid Assets Portfolio, Institutional Class, 0.01%(d)(e)	5,882,398	5,884,752
Invesco Treasury Portfolio, Institutional Class, 0.01%(d)(e)	11,439,228	11,439,228
Total Money Market Funds (Cost $27,333,305)		27,333,305
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.11% (Cost $1,141,109,028)		1,622,300,179
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.25%
Invesco Private Government Fund, 0.02%(d)(e)(f)	1,223,902	1,223,902
Invesco Private Prime Fund, 0.11%(d)(e)(f)	2,854,631	2,855,773
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $4,079,675)		4,079,675
TOTAL INVESTMENTS IN SECURITIES–100.36% (Cost $1,145,188,703)		1,626,379,854
OTHER ASSETS LESS LIABILITIES—(0.36)%		(5,778,590)
NET ASSETS–100.00%		$1,620,601,264
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at September 30, 2021.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended September 30, 2021.

	Value December 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value September 30, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$22,913,609	$82,436,960	$(95,341,244)	$-	$-	$10,009,325	$2,099
Invesco Liquid Assets Portfolio, Institutional Class	12,925,470	58,479,120	(65,521,130)	1,292	-	5,884,752	669
Invesco Treasury Portfolio, Institutional Class	26,186,982	94,213,668	(108,961,422)	-	-	11,439,228	872
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Growth and Income Fund

	Value December 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value September 30, 2021	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$4,780,034	$53,220,324	$(56,776,456)	$-	$-	$1,223,902	$183*
Invesco Private Prime Fund	7,170,051	88,229,760	(92,544,038)	-	-	2,855,773	3,197*
Total	$73,976,146	$376,579,832	$(419,144,290)	$1,292	$-	$31,412,980	$7,020

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of September 30, 2021.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Currency Risk
10/29/2021	State Street Bank & Trust Co.	CAD	1,304,063	USD	1,030,666	$1,129
10/29/2021	State Street Bank & Trust Co.	CHF	1,985,837	USD	2,151,940	19,814
10/29/2021	State Street Bank & Trust Co.	EUR	13,458,935	USD	15,802,723	205,283
10/29/2021	State Street Bank & Trust Co.	GBP	30,826,039	USD	42,127,344	591,046
Subtotal—Appreciation						817,272
Currency Risk
10/29/2021	State Street Bank & Trust Co.	CAD	13,901,230	USD	10,881,235	(93,559)
10/29/2021	State Street Bank & Trust Co.	USD	2,151,767	CHF	1,985,837	(19,640)
10/29/2021	State Street Bank & Trust Co.	USD	590,729	GBP	431,017	(9,958)
Subtotal—Depreciation						(123,157)
Total Forward Foreign Currency Contracts						$694,115

Abbreviations:
CAD	– Canadian Dollar
CHF	– Swiss Franc
EUR	– Euro
GBP	– British Pound Sterling
USD	– U.S. Dollar
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Growth and Income Fund

Notes to Quarterly Schedule of Portfolio Holdings
September 30, 2021
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of September 30, 2021. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$1,520,435,251	$74,531,623	$—	$1,594,966,874
Money Market Funds	27,333,305	4,079,675	—	31,412,980
Total Investments in Securities	1,547,768,556	78,611,298	—	1,626,379,854
Other Investments - Assets*
Forward Foreign Currency Contracts	—	817,272	—	817,272
Other Investments - Liabilities*
Forward Foreign Currency Contracts	—	(123,157)	—	(123,157)
Total Other Investments	—	694,115	—	694,115
Total Investments	$1,547,768,556	$79,305,413	$—	$1,627,073,969

*	Unrealized appreciation (depreciation).
Invesco V.I. Growth and Income Fund